Provision for judicial liabilities - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025 BRL (R$) item	Dec. 31, 2024 BRL (R$) item
Probable losses
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 3,105,168	R$ 3,112,877
Payments	(87,908)	(156,097)
Reversal	(17,472)	(129,252)
Additions	44,754	239,750
Monetary adjustment	20,327	37,890
Provision Balance	3,064,869	3,105,168
Judicial deposits	(121,433)	(178,418)
Balance provision at the end for the period	2,943,436	2,926,750
Probable losses | Taxes and social security (1)
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	407,964	468,839
Payments	(58,974)	(60,081)
Reversal	(10,885)	(9,540)
Additions	2,038	4,689
Monetary adjustment	4,519	4,057
Provision Balance	344,662	407,964
Judicial deposits	(4,234)	(66,746)
Balance provision at the end for the period	340,428	341,218
Probable losses | Labor
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	353,926	349,058
Payments	(27,512)	(89,221)
Reversal	(4,884)	(89,941)
Additions	33,134	162,456
Monetary adjustment	6,362	21,574
Provision Balance	361,026	353,926
Judicial deposits	(95,578)	(91,596)
Balance provision at the end for the period	265,448	262,330
Probable losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	215,553	139,435
Payments	(1,422)	(6,795)
Reversal		(1,951)
Additions	9,582	72,605
Monetary adjustment	9,446	12,259
Provision Balance	233,159	215,553
Judicial deposits	(21,621)	(20,076)
Balance provision at the end for the period	211,538	195,477
Probable losses | Classes of contingent liabilities [domain]
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	2,127,725	2,155,545
Payments
Reversal	(1,703)	(27,820)
Additions
Monetary adjustment
Provision Balance	2,126,022	2,127,725
Balance provision at the end for the period	R$ 2,126,022	R$ 2,127,725
Possible losses and remote losses | Taxes and social security (1)
Disclosure of other provisions [line items]
Number of Administrative Proceedings and Lawsuits | item	54	58
Possible losses and remote losses | Labor
Disclosure of other provisions [line items]
Number of Lawsuits | item	1,094	1,178
Possible losses and remote losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Number of Lawsuits | item	101	97
Possible losses and remote losses | Civil, environment and real estate | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 133,281
Possible losses and remote losses | Tax contingent liability [member] | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss	R$ 1,992,741